Cash and cash equivalents - Credit quality of banks in Ecopetrol Business Group has deposits and check accounts, and issuers of investments (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents	$ 14,054,475	$ 12,336,115	$ 15,401,058	$ 14,549,906
AAA
Cash and cash equivalents
Cash and cash equivalents	1,994,024	993,553
F1
Cash and cash equivalents
Cash and cash equivalents	1,887,118	2,133,937
A+
Cash and cash equivalents
Cash and cash equivalents	1,791,193	0
F3
Cash and cash equivalents
Cash and cash equivalents	1,419,481	70,055
A-1
Cash and cash equivalents
Cash and cash equivalents	1,107,673	1,498,034
P-1
Cash and cash equivalents
Cash and cash equivalents	1,058,446	741,041
F1+
Cash and cash equivalents
Cash and cash equivalents	1,027,253	2,349,260
A
Cash and cash equivalents
Cash and cash equivalents	701,821	0
BRC1+
Cash and cash equivalents
Cash and cash equivalents	526,853	378,077
BBB
Cash and cash equivalents
Cash and cash equivalents	352,609	68,378
F2
Cash and cash equivalents
Cash and cash equivalents	331,879	630,089
Ba1
Cash and cash equivalents
Cash and cash equivalents	156,726	0
AA
Cash and cash equivalents
Cash and cash equivalents	123,665	0
A1
Cash and cash equivalents
Cash and cash equivalents	85,050	0
P AAA
Cash and cash equivalents
Cash and cash equivalents	38,398	1,475,084
BB
Cash and cash equivalents
Cash and cash equivalents	12,461	103,066
AAAmmf
Cash and cash equivalents
Cash and cash equivalents	5,496	4,562
AAAF
Cash and cash equivalents
Cash and cash equivalents	5,439	64,518
B
Cash and cash equivalents
Cash and cash equivalents	3,785	670,268
BRC1
Cash and cash equivalents
Cash and cash equivalents	1,090	1,513
Aaa
Cash and cash equivalents
Cash and cash equivalents	8	1,798
AAAm
Cash and cash equivalents
Cash and cash equivalents	0	51,710
C
Cash and cash equivalents
Cash and cash equivalents	0	3,156
Not available rating
Cash and cash equivalents
Cash and cash equivalents	$ 1,424,007	$ 1,098,016